ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Carrying value of assets and liabilities acquired

Carrying value of assets and liabilities acquired by the Company as of the acquisition date consisted of:

Assets Acquired
Inventory	$40,550

Liabilities Assumed
Accounts payable	2,733
Due to Healthrite	7,000
Line of credit	130,488
Total Liabilities Assumed	140,221

Net Liabilities Assumed	$99,671